FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Fair Value of Financial Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Derivative financial instruments | Financial liabilities at fair value through profit or loss, category
Disclosure of financial liabilities [line items]
Financial liabilities	$ 69	$ 9
Derivative financial instruments | Financial liabilities at fair value through profit or loss, category | Level 1
Disclosure of financial liabilities [line items]
Fair Value	0	0
Derivative financial instruments | Financial liabilities at fair value through profit or loss, category | Level 2
Disclosure of financial liabilities [line items]
Fair Value	69	9
Derivative financial instruments | Financial liabilities at fair value through profit or loss, category | Level 3
Disclosure of financial liabilities [line items]
Fair Value	0	0
Loans and borrowings | Financial liabilities carried at amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	10,876	10,152
Loans and borrowings | Financial liabilities carried at amortized cost | Level 1
Disclosure of financial liabilities [line items]
Fair Value	0	0
Loans and borrowings | Financial liabilities carried at amortized cost | Level 2
Disclosure of financial liabilities [line items]
Fair Value	11,902	10,729
Loans and borrowings | Financial liabilities carried at amortized cost | Level 3
Disclosure of financial liabilities [line items]
Fair Value	0	0
Financial assets at fair value through profit or loss, category | Derivative financial instruments
Disclosure of financial assets [line items]
Financial assets	53	48
Financial assets at fair value through profit or loss, category | Derivative financial instruments | Level 1
Disclosure of financial assets [line items]
Fair Value	0	0
Financial assets at fair value through profit or loss, category | Derivative financial instruments | Level 2
Disclosure of financial assets [line items]
Fair Value	53	48
Financial assets at fair value through profit or loss, category | Derivative financial instruments | Level 3
Disclosure of financial assets [line items]
Fair Value	$ 0	$ 0